Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Magellan Fund
Entity Central Index Key	0000061397
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Magellan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund
Trading Symbol	FMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® Fund	$ 57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Fidelity® Magellan® Fund $10,000 $9,901 $11,332 $13,617 $14,503 $14,406 $21,504 $24,069 $21,487 $30,100 $31,251 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Magellan® Fund 3.82% 16.75% 12.07% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Magellan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class C
Trading Symbol	FMANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period October 8, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 77	1.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Fidelity Advisor Magellan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class I
Trading Symbol	FMAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period October 8, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 29	0.62%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.62%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Fidelity Advisor Magellan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class A
Trading Symbol	FMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period October 8, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 42	0.89%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Fidelity Advisor Magellan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class M
Trading Symbol	FMAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period October 8, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 53	1.13%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Fidelity Magellan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund Class K
Trading Symbol	FMGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,911 $11,355 $13,657 $14,563 $14,459 $21,599 $24,207 $21,619 $30,311 $31,511 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 3.96% 16.86% 12.16% S&P 500® Index 8.25% 18.59% 12.50% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Magellan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® K6 Fund
Class Name	Fidelity® Magellan® K6 Fund
Trading Symbol	FMKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® K6 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® K6 Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did a non-benchmark stake in HEICO (+37%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through March 31, 2025. Initial investment of $10,000. Fidelity® Magellan® K6 Fund $10,000 $9,617 $14,443 $16,218 $14,539 $20,424 $21,266 S&P 500® Index $10,000 $9,078 $14,193 $16,414 $15,145 $19,671 $21,294 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Magellan® K6 Fund 4.13% 17.20% 13.89% S&P 500® Index 8.25% 18.59% 13.91% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 300,085,198
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 1,412,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$300,085,198
Number of Holdings	52
Total Advisory Fee	$1,412,463
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 19.0 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.8 Materials 5.8 Health Care 4.2 Consumer Staples 2.1 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.8 Amazon.com Inc 5.6 Meta Platforms Inc Class A 4.3 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.6 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.1 39.5
Fidelity Advisor Magellan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan Fund Class Z
Trading Symbol	FMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period October 8, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 26	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending March 31, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, in February and March, investor optimism gave way to concern about a flurry of executive actions by the new administration and uncertainty stemming from shifting priorities, especially related to tariffs.
•Against this backdrop, security selection and market selection were both meaningful detractors from the fund's performance versus the S&P 500® index for the fiscal year, especially in the information technology sector. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Investment choices and an overweight in materials further pressured performance.
•Not owning Apple, a benchmark component that gained 30%, was the largest individual relative detractor. A non-benchmark stake in Novo-Nordisk (-35%) hurt as well; the stock was not held at period end. An overweight in Synopsys (-25%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Security selection in consumer staples also boosted relative performance, as did a lack of exposure to energy.
•The top individual relative contributor was an overweight in Boston Scientific (+47%). Outsized exposure to GE Aerospace (+45%) also helped, as did an overweight in Arthur J. Gallagher (+39%).
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 33,509,731,946
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 197,489,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$33,509,731,946
Number of Holdings	52
Total Advisory Fee	$197,489,362
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 19.2 Financials 14.2 Consumer Discretionary 12.6 Communication Services 7.9 Materials 5.9 Health Care 4.3 Consumer Staples 2.0 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.4 Canada 1.4 Brazil 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.4 Canada - 1.4 Brazil - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 NVIDIA Corp 6.9 Amazon.com Inc 5.5 Meta Platforms Inc Class A 4.4 Broadcom Inc 3.2 Visa Inc Class A 2.7 Eli Lilly & Co 2.7 Mastercard Inc Class A 2.3 Netflix Inc 2.3 Costco Wholesale Corp 2.0 39.5